Sales and other operating revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	$ 78,820	$ 42,877	$ 137,759	$ 83,577
Revenue And Other Operating Income, Intersegment	10,954	6,410	20,635	12,566
Revenue and other operating income	67,866	36,467	117,124	71,011
Revenue from contracts with customers	56,070	31,818	102,990	58,009
Other revenue	11,796	4,649	14,134	13,002
Crude Oil [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	2,034	1,291	4,178	2,625
Oil products [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	43,267	24,651	75,018	43,929
Natural gas, LNG and NGLs [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	8,944	4,273	19,624	8,454
Non-oil products and other revenues from contracts with customers [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	1,825	1,603	4,170	3,001
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	13,243	5,739	21,409	13,741
Revenue And Other Operating Income, Intersegment	1,621	1,063	3,569	2,095
Revenue and other operating income	11,622	4,676	17,840	11,646
Operating segments [member] | oil production & operations
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	9,504	5,597	17,662	10,752
Revenue And Other Operating Income, Intersegment	8,753	4,928	15,789	9,783
Revenue and other operating income	751	669	1,873	969
Operating segments [member] | customers & products
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	55,557	31,160	97,720	58,267
Revenue And Other Operating Income, Intersegment	392	112	1,084	222
Revenue and other operating income	55,165	31,048	96,636	58,045
Other Business And Corporate, Non-Segment
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	516	381	968	817
Revenue And Other Operating Income, Intersegment	188	307	193	466
Revenue and other operating income	328	74	775	351
Geography Eliminations [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income	13,796	8,538	26,487	15,368
Reportable Geographical Components [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income	81,662	45,005	143,611	86,379
Reportable Geographical Components [Member] | UNITED STATES
Disclosure of operating segments [abstract]
Revenue and other operating income	27,331	15,305	46,483	29,796
Reportable Geographical Components [Member] | Non-US
Disclosure of operating segments [abstract]
Revenue and other operating income	$ 54,331	$ 29,700	$ 97,128	$ 56,583